Guarantees and commitments (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease commitments (CHF million)
2014	580
2015	527
2016	474
2017	412
2018	365
Thereafter	3,063
Future operating lease commitments	5,421
Less minimum non-cancellable sublease rentals	171
Total net future minimum lease commitments	5,250
Rental expense for operating leases (CHF million)
Minimum rental expense	642	631	554
Sublease rental income	(85)	(98)	(97)
Total net expenses for operating leases	557	533	457
Bank
Lease commitments (CHF million)
2014	579
2015	526
2016	473
2017	412
2018	365
Thereafter	3,062
Future operating lease commitments	5,417
Less minimum non-cancellable sublease rentals	171
Total net future minimum lease commitments	5,246
Rental expense for operating leases (CHF million)
Minimum rental expense	642	629	549
Sublease rental income	(85)	(97)	(96)
Total net expenses for operating leases	557	532	453